SUPPLEMENT DATED JANUARY 22, 2019

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews Japan Fund – Investor Class (MJFOX):

1. Effective immediately, Taizo Ishida, previously a Co-Manager of the Matthews Japan Fund, acts as the sole Lead Manager of the Matthews Japan Fund, and Shuntaro Takeuchi is added as a Co-Manager of the Matthews Japan Fund.

Accordingly, effective immediately, the following information replaces, in its entirety, the information under “Portfolio Managers” on page 50:

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Japan Fund since 2006.

Co-Manager: Shuntaro Takeuchi has been a Portfolio Manager of the Matthews Japan Fund since 2019.

Effective immediately, the following information replaces, in its entirety, the information with respect to Taizo Ishida on page 96 under “Management of the Funds – Portfolio Managers”:

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews and manages the firm’s Asia Growth, Emerging Asia and Japan Strategies. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007, of the Matthews Emerging Asia Fund since its inception in 2013 and of the Matthews Japan Fund since 2006.	Lead Manager Matthews Asia Growth Fund Matthews Emerging Asia Fund Matthews Japan Fund

Effective immediately, the following information with respect to Shuntaro Takeuchi is added to page 97 under “Management of the Funds – Portfolio Managers” immediately following the information with respect to Lydia So:

SHUNTARO TAKEUCHI
Shuntaro Takeuchi is a Portfolio Manager at Matthews and co-manages the firm’s Japan Strategy. Prior to joining the firm in 2016 as a Senior Research Analyst, he was an Executive Director for Japan Equity Sales at UBS Securities LLC in New York. Beginning in 2003, he worked on both Japanese Equity and International Equity Sales at UBS Japan Securities, based in Tokyo, and held the position of Special Situations Analyst from 2006 to 2008, and Head of International Equity Sales from 2009 to 2013. Before that, he worked at Merrill Lynch Japan from 2001 to 2003, in U.S. Equity Sales. Shuntaro received a B.A. in Commerce and Management from Hitotsubashi University in Tokyo. He is fluent in Japanese. Shuntaro has been a Portfolio Manager of the Matthews Japan Fund since 2019.	Co-Manager Matthews Japan Fund

Effective immediately, all references to Kenichi Amaki in respect of the Matthews Japan Fund are hereby removed.

2. The Matthews Japan Fund will resume accepting orders to purchase shares from new investors effective January 22, 2019.

Effective as of January 22, 2019, all references in the Prospectus to the Matthews Japan Fund being closed to new investors (including page 48 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption “Who Can Invest in a Closed Fund?” (page 102 of the Prospectus) are hereby removed in their entirety.

Please refer to pages 99-101 of the Prospectus for information on how to purchase shares of the Matthews Japan Fund.

Please retain this Supplement with your records.

SUPPLEMENT DATED JANUARY 22, 2019

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews Japan Fund—Institutional Class (MIJFX):

1.        Effective immediately, Taizo Ishida, previously a Co-Manager of the Matthews Japan Fund, acts as the sole Lead Manager of the Matthews Japan Fund, and Shuntaro Takeuchi is added as a Co-Manager of the Matthews Japan Fund.

Accordingly, effective immediately, the following information replaces, in its entirety, the information under “Portfolio Managers” on page 50:

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Japan Fund since 2006.

Co-Manager: Shuntaro Takeuchi has been a Portfolio Manager of the Matthews Japan Fund since 2019.

Effective immediately, the following information replaces, in its entirety, the information with respect to Taizo Ishida on page 95 under “Management of the Funds—Portfolio Managers”:

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews and manages the firm’s Asia Growth, Emerging Asia and Japan Strategies. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007, of the Matthews Emerging Asia Fund since its inception in 2013 and of the Matthews Japan Fund since 2006.	Lead Manager Matthews Asia Growth Fund Matthews Emerging Asia Fund Matthews Japan Fund

Effective immediately, the following information with respect to Shuntaro Takeuchi is added to page 96 under “Management of the Funds—Portfolio Managers” immediately following the information with respect to Lydia So:

SHUNTARO TAKEUCHI
Shuntaro Takeuchi is a Portfolio Manager at Matthews and co-manages the firm’s Japan Strategy. Prior to joining the firm in 2016 as a Senior Research Analyst, he was an Executive Director for Japan Equity Sales at UBS Securities LLC in New York. Beginning in 2003, he worked on both Japanese Equity and International Equity Sales at UBS Japan Securities, based in Tokyo, and held the position of Special Situations Analyst from 2006 to 2008, and Head of International Equity Sales from 2009 to 2013. Before that, he worked at Merrill Lynch Japan from 2001 to 2003, in U.S. Equity Sales. Shuntaro received a B.A. in Commerce and Management from Hitotsubashi University in Tokyo. He is fluent in Japanese. Shuntaro has been a Portfolio Manager of the Matthews Japan Fund since 2019.	Co-Manager Matthews Japan Fund

Effective immediately, all references to Kenichi Amaki in respect of the Matthews Japan Fund are hereby removed.

2.        The Matthews Japan Fund will resume accepting orders to purchase shares from new investors effective January 22, 2019.

Effective as of January 22, 2019, all references in the Prospectus to the Matthews Japan Fund being closed to new investors (including page 48 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption “Who Can Invest in a Closed Fund?” (page 101 of the Prospectus) are hereby removed in their entirety.

Please refer to pages 98-100 of the Prospectus for information on how to purchase shares of the Matthews Japan Fund.

Please retain this Supplement with your records.

SUPPLEMENT DATED JANUARY 22, 2019

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews China Small Companies Fund – Investor Class (MCSMX):

Effective immediately, Tiffany Hsiao, CFA, the Lead Manager of the Matthews China Small Companies Fund, will act as the sole portfolio manager for this Fund, and there is no Co-Manager.

Effective immediately, all references to Kenichi Amaki in respect of the Matthews China Small Companies Fund are hereby removed.

Please retain this Supplement with your records.

SUPPLEMENT DATED JANUARY 22, 2019

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews China Small Companies Fund – Institutional Class (MICHX):

Effective immediately, Tiffany Hsiao, CFA, the Lead Manager of the Matthews China Small Companies Fund, will act as the sole portfolio manager for this Fund, and there is no Co-Manager.

Effective immediately, all references to Kenichi Amaki in respect of the Matthews China Small Companies Fund are hereby removed.

Please retain this Supplement with your records.

SUPPLEMENT DATED JANUARY 22, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF MATTHEWS ASIA FUNDS DATED APRIL 30, 2018, AS SUPPLEMENTED

For all existing and prospective shareholders of Matthews Asia Funds:

Effective immediately, Kenichi Amaki no longer acts as a Portfolio Manager of the Trust. All references to Kenichi Amaki are hereby removed.

For all existing and prospective shareholders of Matthews Japan Fund:

1.        Effective immediately, Taizo Ishida, previously a Co-Manager of the Matthews Japan Fund, acts as the sole Lead Manager of the Matthews Japan Fund, and Shuntaro Takeuchi is added as a Co-Manager of the Matthews Japan Fund.

2.        The Matthews Japan Fund will resume accepting orders to purchase shares from new investors effective January 22, 2019.

Effective as of January 22, 2019, all references in the Statement of Additional Information to the Matthews Japan Fund being closed to new investors or investing in or exchanging shares into a closed fund are hereby removed in their entirety.

For all existing and prospective shareholders of Matthews China Small Companies Fund:

Effective immediately, Tiffany Hsiao, CFA continues to act as the sole Lead Manager of the Matthews China Small Companies Fund, and there is no Co-Manager for the Matthews China Small Companies Fund.

Please retain this Supplement with your records.